Taxation - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Tax loss carryforwards	$ 5,197	$ 4,763
Defined benefits liabilities	8	24
Accruals and other liabilities	40	2
Share-based compensation	(4)	(39)
Unrealized foreign exchange loss	38
Less: Valuation allowance	(4,578)	(4,361)	$ (3,633)
Total deferred tax assets, net	701	389
Tax loss carryforwards
Tax loss carryforwards will expire in 2024	1,368
Tax loss carryforwards will expire in 2025	2,763
Tax loss carryforwards will expire in 2026	1,249
Tax loss carryforwards will expire in 2028 and thereafter	22,858
Deferred tax liabilities
Unrealized foreign exchange gain		(109)
Contract costs related assets	(629)	(364)
Total deferred tax liabilities	(629)	(473)
Net deferred tax (liabilities)/assets		$ (84)
Net deferred tax (liabilities)/assets	$ 72